CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 KRW	Dec. 31, 2012 KRW
Current assets:
Cash and cash equivalents	$ 29,588	31,222,000	36,455,000
Short-term financial instruments	17,058	18,000,000	17,500,000
Accounts receivable, net (including related party balances of ￦2,575 and ￦1,710, respectively)	5,054	5,333,000	7,116,000
Current portion of deferred income tax assets	1,358	1,433,000	2,761,000
Other current assets (including related party balances of ￦84 and ￦63, respectively)	2,524	2,663,000	4,097,000
Total current assets	55,582	58,651,000	67,929,000
Property and equipment, net	2,194	2,315,000	3,524,000
Leasehold and other deposits	5,277	5,569,000	5,767,000
Capitalized software development cost (including related party balances of ￦544 and nil, respectively)	11,885	12,543,000	17,387,000
Other intangible assets	157	166,000	3,020,000
Goodwill	1,147	1,210,000	3,863,000
Equity method investments			647,000
Deferred income tax assets	6,797	7,173,000	8,331,000
Other non-current assets	131	138,000	87,000
Total assets	83,170	87,765,000	110,555,000
Current liabilities:
Accounts payable (including related party balances of ￦637 and ￦279, respectively)	4,145	4,374,000	5,115,000
Deferred revenue (including related party balances of ￦559 and ￦479, respectively)	5,480	5,782,000	3,006,000
Accrued expense	543	573,000	919,000
Other current liabilities	636	671,000	1,335,000
Total current liabilities	10,804	11,400,000	10,375,000
Long-term deferred revenue (including related party balances of ￦5,503 and ￦4,998, respectively)	6,515	6,875,000	9,172,000
Accrued severance benefits	249	263,000	683,000
Other non-current liabilities	215	227,000	247,000
Total liabilities	17,783	18,765,000	20,477,000
Commitments and contingencies
Parent Company Shareholders' equity:
Preferred shares, ￦500 par value, 2,000,000 shares authorized, and no shares issued and outstanding at December 31, 2012 and 2013
Common shares, ￦500 par value, 38,000,000 shares authorized, and 6,948,900 shares issued and outstanding at December 31, 2012 and 2013	3,292	3,474,000	3,474,000
Additional paid-in capital	71,144	75,076,000	75,395,000
Retained earnings	(10,319)	(10,889,000)	7,699,000
Accumulated other comprehensive income	1,588	1,674,000	3,001,000
Total parent company shareholders' equity	65,705	69,335,000	89,569,000
Non-controlling interest	(318)	(335,000)	509,000
Total equity	65,387	69,000,000	90,078,000
Total liabilities and equity	$ 83,170	87,765,000	110,555,000